OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments for purchase of property and equipment	77,596	89,847
Demonstration fleet	3,819	3,521
Long-term deposits	8,612	6,111
Others	141	767
Other non-current assets	90,168	100,246

Long-term deposits mainly consist of rental deposit for offices and production capacity which will not be collectible within one year.